Financial Assets and Liabilities - Summary of Trade and Other Receivables (Parenthetical) (Details) $ in Millions		3 Months Ended
	Oct. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 AUD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Receivable from financing agreement		$ 15,000,000
Net proceeds of recognized in cash and cash equivalents				$ 28,950,000
Revenue		17,048,000		$ 11,637,000
Research and Development Tax Incentive | Australian Government
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue			$ 20.0
Other income		$ 0
Other receivables					$ 1,500,000
Grunenthal | Entering into Significant Strategic Partnership
Disclosure Of Financial Assets And Liabilities [Line Items]
Net proceeds of recognized in cash and cash equivalents	$ 15,000,000